Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Unrecognized tax benefits, beginning balance	$ 298	$ 906	$ 1,081
Additions based upon tax positions related to the current year			100
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(298)	(608)	(275)
Unrecognized tax benefits, ending balance	$ 0	$ 298	$ 906